AFS ad HTM Debt Securities, Credit Loss Component (Details) - Debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss recognized, beginning of year	$ 562	$ 742	$ 1,043
Additions:
For securities with initial credit impairments	6	1	9
For securities with previous credit impairments	21	26	110
Total additions	27	27	119
Reductions:
For securities sold, matured, or intended/required to be sold	(390)	(204)	(414)
For recoveries of previous credit impairments	0	(3)	(6)
Total reductions	(390)	(207)	(420)
Credit loss recognized, end of year	$ 199	$ 562	$ 742